Scudder Kemper Investments, Inc.
                                               Two International Place
                                               Boston, MA  02110
                                               June 23, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Scudder Short Term Bond Fund (the "Fund"), a series of Scudder Funds Trust (the "Trust") (Reg. No. 2-73371) (811-3229) Post-Effective Amendment No. 29 to Registration Statement on Form N-1A


Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 29 to the Trust's Registration Statement on Form N-1A (the "Amendment") does not differ from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on June 18, 1999. The Trust further certifies that the Prospectus does not differ from that which was filed as a part of the Trust's Post-Effective Amendment No. 28 filed electronically on April 30, 1999.

     Comments or questions concerning this certificate may be directed to Gregory Pottle at 617-295-3033.

                                               Very truly yours,


                                       By:     /s/ Caroline Pearson
                                               --------------------
                                               Caroline Pearson
                                               Assistant Secretary,
                                               Scudder Funds Trust